Segmented information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 business_unit segment country	Dec. 31, 2015
Segment Reporting Information [Line Items]
Number of business units | business_unit	2
Number of reporting segments | segment	3
Number of countries in which entity operates | country	2
Utility Concentration Risk | Sales Revenue, Net | Ontario Hydro
Segment Reporting Information [Line Items]
Percentage of revenue contributed	12.00%	9.00%
Utility Concentration Risk | Sales Revenue, Net | Hydro Quebec
Segment Reporting Information [Line Items]
Percentage of revenue contributed	11.00%	13.00%
Utility Concentration Risk | Sales Revenue, Net | Manitoba Hydro
Segment Reporting Information [Line Items]
Percentage of revenue contributed	12.00%	13.00%
Utility Concentration Risk | Sales Revenue, Net | PJM
Segment Reporting Information [Line Items]
Percentage of revenue contributed	13.00%	14.00%
Utility Concentration Risk | Sales Revenue, Net | ComEd
Segment Reporting Information [Line Items]
Percentage of revenue contributed	10.00%	11.00%